Financial assets and liabilities - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 10, 2020	Jun. 02, 2020	Apr. 09, 2020	Apr. 08, 2020	Nov. 29, 2019	Nov. 14, 2019	Oct. 31, 2019	Aug. 31, 2019	Aug. 13, 2019	Aug. 12, 2019
5.250% Senior Secured Notes due 2025
Financial assets and liabilities
Stated interest rate	5.25%					5.25%	5.25%
5.250% Senior Secured Notes due 2025 | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.32%
4.125% Senior Secured Notes due 2026
Financial assets and liabilities
Stated interest rate	4.125%	4.125%
4.125% Senior Secured Notes due 2026 | U.S. dollar
Financial assets and liabilities
Effective interest rate	4.32%	4.37%
2.125% Senior Secured Notes due 2026 - 2019 Issue
Financial assets and liabilities
Stated interest rate	2.125%	2.125%								2.125%	2.125%		2.125%
2.125% Senior Secured Notes due 2026 - 2019 Issue | Euro
Financial assets and liabilities
Effective interest rate	2.33%	2.33%
2.125% Senior Secured Notes due 2026 - 2020 Issue
Financial assets and liabilities
Stated interest rate	2.125%			2.125%
2.125% Senior Secured Notes due 2026 - 2020 Issue | Euro
Financial assets and liabilities
Effective interest rate	3.29%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate	6.00%	6.00%
6.000% Senior Notes due 2025 | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.97%	6.14%
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate	4.75%	4.75%
4.750% Senior Notes due 2027 | British pound
Financial assets and liabilities
Effective interest rate	4.99%	4.99%
5.250% Senior Notes due 2027 - 2019 Issue
Financial assets and liabilities
Stated interest rate	5.25%	5.25%									5.25%		5.25%
5.250% Senior Notes due 2027 - 2019 Issue | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.50%	5.50%
5.250% Senior Notes due 2027 - 2020 Issue
Financial assets and liabilities
Stated interest rate	5.25%				5.25%
5.250% Senior Notes due 2027 - 2020 Issue | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.42%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate		2.75%	2.75%							2.75%
2.750% Senior Secured Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate		2.92%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate		4.25%	4.25%							4.25%
4.250% Senior Secured Notes due 2022 | U.S. dollar
Financial assets and liabilities
Effective interest rate		4.52%
Lease obligations | Various currencies
Financial assets and liabilities
Effective interest rate	5.27%	4.77%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate									4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate									4.125%
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate												7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate								6.75%